American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2025

Value - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 2.0%
L3Harris Technologies, Inc.	64,570	16,196,739
RTX Corp.	180,646	26,377,929
		42,574,668
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	268,489	27,101,280
Automobile Components — 0.9%
BorgWarner, Inc.	560,342	18,760,250
Automobiles — 0.6%
General Motors Co.	273,444	13,456,179
Banks — 9.1%
Bank of America Corp.	857,151	40,560,385
JPMorgan Chase & Co.	217,625	63,091,664
PNC Financial Services Group, Inc.	88,026	16,409,807
Truist Financial Corp.	579,185	24,899,163
U.S. Bancorp	1,070,204	48,426,731
		193,387,750
Beverages — 3.2%
Heineken Holding NV	133,153	9,935,833
Heineken NV	164,103	14,316,809
PepsiCo, Inc.	156,889	20,715,624
Pernod Ricard SA	234,004	23,342,224
		68,310,490
Building Products — 0.8%
A.O. Smith Corp.	251,359	16,481,610
Capital Markets — 5.9%
Bank of New York Mellon Corp.	289,700	26,394,567
Blackrock, Inc.	14,414	15,123,890
Charles Schwab Corp.	349,699	31,906,537
Northern Trust Corp.	134,586	17,064,159
State Street Corp.	172,762	18,371,511
T. Rowe Price Group, Inc.	171,901	16,588,446
		125,449,110
Chemicals — 0.8%
PPG Industries, Inc.	140,894	16,026,692
Communications Equipment — 3.2%
Cisco Systems, Inc.	693,010	48,081,034
F5, Inc.(1)	69,996	20,601,222
		68,682,256
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	28,672	15,739,781
Consumer Staples Distribution & Retail — 0.9%
Koninklijke Ahold Delhaize NV	202,719	8,466,851
Target Corp.	118,235	11,663,883
		20,130,734
Containers and Packaging — 0.8%
Packaging Corp. of America	84,590	15,940,985
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	738,547	21,373,550
Verizon Communications, Inc.	856,450	37,058,592
		58,432,142

Electric Utilities — 4.1%
Duke Energy Corp.	191,683	22,618,594
Evergy, Inc.	311,007	21,437,713
Eversource Energy	199,562	12,696,134
Xcel Energy, Inc.	461,510	31,428,831
		88,181,272
Electrical Equipment — 1.6%
Emerson Electric Co.	127,469	16,995,442
nVent Electric PLC	233,829	17,127,974
		34,123,416
Energy Equipment and Services — 0.9%
Baker Hughes Co.	476,065	18,252,332
Entertainment — 1.1%
Walt Disney Co.	182,811	22,670,392
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class A(1)	100	72,880,000
Food Products — 1.8%
Conagra Brands, Inc.	992,312	20,312,626
Mondelez International, Inc., Class A	280,997	18,950,438
		39,263,064
Gas Utilities — 0.7%
ONE Gas, Inc.	221,098	15,888,102
Ground Transportation — 1.2%
Norfolk Southern Corp.	99,561	25,484,629
Health Care Equipment and Supplies — 5.9%
Becton Dickinson & Co.	161,932	27,892,787
Dentsply Sirona, Inc.	844,468	13,410,152
GE HealthCare Technologies, Inc.	138,890	10,287,582
Medtronic PLC	468,988	40,881,684
Zimmer Biomet Holdings, Inc.	360,289	32,861,960
		125,334,165
Health Care Providers and Services — 4.9%
Centene Corp.(1)	253,046	13,735,337
CVS Health Corp.	218,542	15,075,027
Henry Schein, Inc.(1)	240,952	17,601,544
Labcorp Holdings, Inc.	84,001	22,051,102
UnitedHealth Group, Inc.	70,715	22,060,959
Universal Health Services, Inc., Class B	77,922	14,115,570
		104,639,539
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	799,056	13,991,470
Ventas, Inc.	182,038	11,495,700
		25,487,170
Household Durables — 0.7%
Mohawk Industries, Inc.(1)	138,454	14,515,517
Household Products — 1.7%
Kimberly-Clark Corp.	157,567	20,313,538
Reckitt Benckiser Group PLC	240,763	16,402,448
		36,715,986
Industrial Conglomerates — 0.6%
Siemens AG	46,242	11,877,643
Insurance — 3.1%
Allstate Corp.	106,208	21,380,733
Reinsurance Group of America, Inc.	113,548	22,523,381
Willis Towers Watson PLC	68,950	21,133,175
		65,037,289

Interactive Media and Services — 1.5%
Alphabet, Inc., Class A	187,059	32,965,408
Life Sciences Tools and Services — 0.7%
ICON PLC(1)	101,464	14,757,939
Machinery — 3.4%
Cummins, Inc.	56,804	18,603,310
Dover Corp.	72,987	13,373,408
IMI PLC	368,170	10,594,140
Oshkosh Corp.	144,140	16,365,656
Toro Co.	196,094	13,859,924
		72,796,438
Media — 0.5%
Interpublic Group of Cos., Inc.	409,579	10,026,494
Multi-Utilities — 1.1%
WEC Energy Group, Inc.	216,374	22,546,171
Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	198,756	28,459,872
Exxon Mobil Corp.	479,974	51,741,197
Occidental Petroleum Corp.	407,871	17,134,661
Shell PLC	588,620	20,536,667
TotalEnergies SE	336,978	20,596,997
		138,469,394
Paper and Forest Products — 0.5%
Mondi PLC	638,460	10,432,756
Passenger Airlines — 0.8%
Southwest Airlines Co.	547,284	17,753,893
Personal Care Products — 3.9%
Estee Lauder Cos., Inc., Class A	307,713	24,863,210
Kenvue, Inc.	1,448,020	30,307,059
Unilever PLC	471,350	28,769,962
		83,940,231
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	340,889	15,779,752
Johnson & Johnson	427,986	65,374,861
Merck & Co., Inc.	214,436	16,974,754
Pfizer, Inc.	998,525	24,204,246
Roche Holding AG	47,963	15,656,066
Sanofi SA	166,190	16,089,478
		154,079,157
Residential REITs — 0.6%
Equity Residential	186,867	12,611,654
Retail REITs — 1.8%
Agree Realty Corp.	179,418	13,108,279
Realty Income Corp.	168,942	9,732,748
Regency Centers Corp.	201,964	14,385,896
		37,226,923
Semiconductors and Semiconductor Equipment — 3.2%
Analog Devices, Inc.	67,510	16,068,730
Infineon Technologies AG	312,139	13,319,606
QUALCOMM, Inc.	138,025	21,981,862
Teradyne, Inc.	187,293	16,841,387
		68,211,585
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	250,597	21,305,757
TOTAL COMMON STOCKS (Cost $1,556,009,659)		2,097,948,243

SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	82,998	82,998
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $3,704,598), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $3,631,831)		3,631,392
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 5/31/30, valued at $28,699,907), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $28,140,431)		28,137,000
		31,768,392
TOTAL SHORT-TERM INVESTMENTS (Cost $31,851,390)		31,851,390
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,587,861,049)		2,129,799,633
OTHER ASSETS AND LIABILITIES — 0.0%		(747,778)
TOTAL NET ASSETS — 100.0%		$2,129,051,855

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,780,139	CHF	4,676,393	JPMorgan Chase Bank NA	9/26/25	$(176,999)
USD	5,779,996	CHF	4,676,393	UBS AG	9/26/25	(177,142)
USD	27,045,450	EUR	23,312,832	Goldman Sachs & Co. LLC	9/26/25	(571,736)
USD	27,055,451	EUR	23,312,832	JPMorgan Chase Bank NA	9/26/25	(561,735)
USD	27,022,228	EUR	23,312,832	Morgan Stanley & Co. LLC	9/26/25	(594,958)
USD	27,043,351	EUR	23,312,832	UBS AG	9/26/25	(573,834)
GBP	971,783	USD	1,333,908	Goldman Sachs & Co. LLC	9/26/25	748
USD	14,782,620	GBP	11,037,794	Bank of America NA	9/26/25	(376,798)
USD	14,784,993	GBP	11,037,794	Citibank NA	9/26/25	(374,425)
USD	14,788,160	GBP	11,037,794	Goldman Sachs & Co. LLC	9/26/25	(371,257)
						$(3,778,136)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,877,610,763	$220,337,480	—
Short-Term Investments	82,998	31,768,392	—
	$1,877,693,761	$252,105,872	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$748	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,778,884	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.